Stock Option Activity For Continuation Options (Detail) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Continuation Options	Dec. 31, 2011 Continuation Options	Jan. 24, 2013 Common Stock Class L	Dec. 31, 2012 Common Stock Class L Continuation Options	Jan. 24, 2013 Common Stock Class A	Dec. 31, 2012 Common Stock Class A	Dec. 31, 2012 Common Stock Class A Continuation Options	May 28, 2008 Common Stock Class A Continuation Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, years, duration	6 years 9 months 18 days	7 years		10 months 24 days
Outstanding and Exercisable, years, duration	6 years		6 months
Outstanding at beginning of period					122,077	23,191	557,464	715,321	105,925	26,777
Exercised					(31,628)	(18,610)	(144,461)	(1,065)	(85,001)
Outstanding and Exercisable at end of period						4,581		557,464	20,924	26,777
Outstanding at beginning of period					$ 511.51	$ 90.00	$ 12.00	$ 19.76	$ 4.93
Exercised						$ 90.00		$ 19.70	$ 4.93
Outstanding and Exercisable at end of period						$ 90.00		$ 12.00	$ 4.93